Casino Promotional Allowances (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Promotional Allowances	$ 137	$ 140	$ 538	$ 563	$ 1,138
Cost of Promotional Allowances	68	67	269	269	691
Food and Beverage
Promotional Allowances	70	73	277	281	622
Cost of Promotional Allowances	43	44	170	169	463
Rooms
Promotional Allowances	59	60	234	234	422
Cost of Promotional Allowances	20	20	82	83	168
Other
Promotional Allowances	8	7	27	48	94
Cost of Promotional Allowances	$ 5	$ 3	$ 17	$ 17	$ 60